Business segment information (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Business Segment Information Details 2
United States, Amount	$ 23,804,000	$ 19,940,000	$ 18,893,000
United States, Percent	28.00%	20.00%	67.00%
Germany, Amount	5,121,000	4,985,000	5,557,000
Germany, Percent	17.00%	18.00%	20.00%
Total Amount	$ 28,925,000	$ 24,925,000	$ 24,450,000